BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
The following table sets forth the computation of basic and diluted net earnings (loss) per share:
Net income (loss) used for the computation of diluted net earnings (loss) per share	$ (5,479)		$ (187)		$ 3,843
Weighted average Ordinary shares outstanding	16,071,608		11,718,960		11,403,596
Effect of dilutive securities:
Employees stock options		[1]		[1]	774,914
Warrants		[1]		[1]	138,992
Total effect of dilutive securities					913,906
Diluted weighted average Ordinary shares outstanding	16,071,608		11,718,960		12,317,502
Basic earnings (loss) per Ordinary share	$ (0.34)		$ (0.02)		$ 0.34
Diluted earnings (loss) per Ordinary share	$ (0.34)		$ (0.02)		$ 0.31

[1]	Anti-dilutive.